Discontinued Operations And Sale Of Business (Narrative) (Details) (USD $)			12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Money Transfer Business [Member]	Dec. 31, 2011 Money Transfer Business [Member]	Jun. 09, 2011 Money Transfer Business [Member]	May 25, 2010 E-Pay Business [Member]	Dec. 31, 2011 Entertainment Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from sale of business					$ 19,500,000
Gross carrying value of notes receivable					29,500,000
Additional loan to Sigue that may be required as a part of sale				4,000,000
Net carrying value of notes receivable	26,731,000	24,374,000	26,700,000
Interest income based on imputed interest rate			4,400,000
Interest income received based on nominal interest rate from Sigue Note			2,000,000
Aggregate Sale Price						40,000,000
Excess net working capital adjustment						500,000
Tax Expense Adjustment Related To Worthless Stock Deduction							$ 4,100,000